As filed with the Securities and Exchange Commission on April 28, 2009

File No. 33-5017
File No. 811-11466

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No. ____
Post-Effective Amendment No. 48

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940 X

Amendment No. 48

IVY VARIABLE INSURANCE PORTFOLIOS, INC.
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(Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200
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(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code (913) 236-2000
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Kristen A. Richards, 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200
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(Name and Address of Agent for Service)

It is proposed that this filing will become effective

_____	immediately upon filing pursuant to paragraph (b)
__X__	on April 30, 2009 pursuant to paragraph (b)(1)(iii)
_____	60 days after filing pursuant to paragraph (a)(1)
_____	on (date) pursuant to paragraph (a)(1)
_____	75 days after filing pursuant to paragraph (a)(2)
_____	on (date) pursuant to paragraph (a)(2) of Rule 485

__X__	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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EXPLANATORY NOTE

This Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A (Registration Statement) for Ivy Funds Variable Insurance Portfolios, Inc. (Registrant) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (1933 Act) solely for the purpose of delaying, until April 30, 2009, the effectiveness of Post-Effective Amendment No. 47, which was filed with the Commission via EDGAR Accession No. 0001105607-09-000031 on February 27, 2009 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

This Post-Effective Amendment No. 48 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 47 to the Registrant's Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 48 pursuant to Rule 485(b) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 48 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 28th day of April, 2009.

IVY FUNDS VARIALBE INSURANCE PORTFOLIOS, INC.
(Registrant)

By /s/ Henry J. Herrmann
Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, this Post-Effective Amendment No. 48 has been signed below by the following persons in the capacities and on the 28th day of April, 2009.

Signatures	Title

/s/Henry J. Herrmann	President and Director
Henry J. Herrmann

/s/Joseph W. Kauten	Vice President, Treasurer, Principal
Joseph W. Kauten	Financial Officer and Principal Accounting Officer

/s/Michael L. Avery*	Director
Michael L. Avery

/s/Jarold W. Boettcher*	Director
Jarold W. Boettcher

/s/James M. Concannon*	Director
James M. Concannon

/s/John A. Dillingham*	Director
John A. Dillingham

/s/David P. Gardner*	Director
David P. Gardner

/s/Joseph Harroz, Jr.*	Director
Joseph Harroz, Jr.

/s/Albert W. Herman*	Director
Albert W. Herman

/s/Glendon E. Johnson*	Director
Glendon E. Johnson

/s/Frank J. Ross, Jr.*	Director
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz*	Director
Eleanor B. Schwartz

*By	/s/Kristen A. Richards	ATTEST:	/s/Mara D. Herrington
	Kristen A. Richards		Mara D. Herrington
	Attorney-in-Fact		Secretary